May 19, 2003




Dear Fellow Shareholder,

	The April tax season has just passed, and as Hawaii taxpayers, many of us felt the impact of paying high taxes. In fact, as a Hawaii resident, as much as $44 of every $100 of your taxable income could go to the government in income taxes. According to the Tax Foundation, the average employee in Hawaii works until April 22 to pay his taxes. In this tough economy, every dollar we save makes a difference. We believe that investing in tax-free funds such as the Hawaii Municipal Fund and the Hawaii Intermediate Fund can help reduce our tax burden.

	On the following pages you will find our March 31, 2003 semi-annual report and privacy notice. The privacy notice informs you about our policy for protecting confidential information about you and your accounts. If you have any questions or would like us to provide information about the Funds to your family or friends, please call us at 988-8088.

	Thank you for your business. As always, we look forward to providing you with the high level of service that you have come to expect.


Warmest Aloha,

/s/ Terrence K.H. Lee

Terrence K.H. Lee
President and CEO			First Pacific Securities, Inc.,
Distributor/Member SIPC

Before investing, read the prospectus carefully for complete information including all fees and expenses. Call 988-8088 for a free prospectus. Funds' yields, share prices and investment returns fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. Some income may be subject to the federal alternative minimum tax for certain investors. Hawaii Municipal Fund and Hawaii Intermediate Fund are series of First Pacific Mutual Fund, Inc.

First Pacific Mutual Fund, Inc.

Privacy Notice

First Pacific Mutual Fund, Inc. ("First Pacific") is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide services necessary to you as a shareholder of a First Pacific fund. We want you to understand what information we collect, and how we use and protect it.

What Information We Collect

"Nonpublic personal information" is personally identifiable financial information about you that we obtain in connection with selling shares of First Pacific to you and providing services to you as a fund shareholder. This includes, for example, your name, address, social security number, age, and account balance. It may also include other information that you provide to us, such as information on applications or other forms, or information about your transactions with us.

Our Security Procedures

To maintain security of customer information, we restrict access to nonpublic personal information and account information to our affiliates and their employees who need to know that information to provide you products or services. We maintain physical, electronic and procedural safeguards to guard nonpublic personal information.

What Information We Disclose

First Pacific does not disclose nonpublic personal information about you to any non-affiliated third party companies. We may disclose nonpublic personal information about you that is necessary to process transactions, maintain or service your account with us or provide records, statements or confirmations requested to administer your account. This information may be provided to affiliated third parties, including First Pacific Securities, Inc., First Pacific Recordkeeping, Inc. and First Pacific Corporation. We may also disclose information about you to third parties that assist us in servicing or maintaining your mutual fund account. Otherwise, we do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law, such as sending annual income statements to the IRS or in response to subpoenas. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your accounts(s), your account becomes inactive, or when you otherwise cease to do business with us.

Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to limit such sharing.



HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2003 (Unaudited)

	Value
	Par Value	(Note 1 (A))
HAWAII MUNICIPAL BONDS - (96.65%)
		Hawaii County
			General Obligation Bonds - 3.54%
$	300,000			5.600%,	05/01/11	$	344,670
	1,000,000			5.625%,	05/15/18		1,113,620
	1,000,000			5.625%,	05/15/19		1,107,830
	1,000,000			5.125%,	07/15/20		1,050,510
	1,250,000			5.125%,	07/15/21		1,305,200
							4,921,830
		Hawaii State
			General Obligation Bonds - 3.89%
	135,000			6.000%,	10/01/08		158,359
	300,000			6.250%,	01/01/14		325,035
	3,000,000			5.000%,	08/01/20		3,126,330
	1,580,000			5.125%,	02/01/22		1,641,857
	120,000			5.250%,	04/01/11		130,153
							5,381,734
			Airport Systems Revenue Bonds - 2.19%
	385,000			6.900%,	07/01/12		466,936
	2,000,000			8.000%,	07/01/11		2,566,680
							3,033,616
			Certificates of Participation #1 Capital District - 2.54%
	1,000,000			5.000%,	05/01/16		1,056,000
	555,000			5.000%,	05/01/18		580,974
	1,750,000			5.500%,	05/01/20		1,883,543
							3,520,517
			Department of Budget & Finance
			Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 17.13%
	4,000,000			5.750%,	12/01/18		4,365,160
	490,000			6.550%,	12/01/22		502,167
	750,000			6.600%,	01/01/25		810,525
	625,000			6.200%,	05/01/26		696,500
	600,000			5.875%,	12/01/26		642,774
	10,050,000			5.650%,	10/01/27		10,799,328
	5,250,000			6.200%,	11/01/29		5,897,430
							23,713,884
				Citizens Utilities Company - 3.90%
	5,400,000			6.600%, 	07/01/22		5,398,704





HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2003 (Unaudited)

	Value
	Par Value	(Note 1 (A))
				Kapiolani Health Care System - 5.79%
$	435,000			6.300%,	07/01/08	$	446,332
	1,500,000			6.000%,	07/01/11		1,578,150
	1,665,000			6.400%,	07/01/13		1,708,273
	700,000			6.200%,	07/01/16		730,072
	1,980,000			6.000%,	07/01/19		2,009,621
	1,505,000			6.250%,	07/01/21		1,546,704
							8,019,152
				The Queen's Health Systems - 3.02%
	300,000			5.200%,	07/01/04		312,222
	1,020,000			6.000%,	07/01/20		1,061,687
	2,735,000			5.750%,	07/01/26		2,805,536
							4,179,445
				St. Francis Medical Center - 2.11%
	100,000			7.600%,	07/01/20		100,766
	2,765,000			6.500%,	07/01/22		2,827,102
							2,927,868
				Wilcox Hospital - 2.81%
	250,000			4.800%,	07/01/04		256,590
	500,000			4.900%,	07/01/05		522,335
	800,000			5.250%,	07/01/13		814,888
	2,245,000			5.350%,	07/01/18		2,185,508
	115,000			5.500%,	04/01/28		108,844
							3,888,165
			Department of Transportation
				Matson Terminals, Inc. - 2.03%
	2,760,000			5.750%,	03/01/13		2,815,283
			Harbor Capital Improvements Revenue Bonds - 1.01%
	300,000			6.250%,	07/01/15		321,708
	500,000			5.500%,	07/01/19		538,220
	500,000			5.750%,	07/01/29		534,090
							1,394,018
			Highway Revenue Bonds - 4.17%
	200,000			5.000%,	07/01/09		205,630
	150,000			5.000%,	07/01/11		154,223
	1,000,000			5.600%,	07/01/14		1,119,450
	1,100,000			5.000%,	07/01/16		1,158,839
	1,000,000			5.375%,	07/01/19		1,083,270
	2,000,000			5.000%,	07/01/22		2,057,000
						5,778,412





HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2003 (Unaudited)

	Value
	Par Value	(Note 1 (A))
			Housing Authority Single Family
				Mortgage Special Purpose Revenue Bonds - 8.16%
$	430,000			5.550%,	07/01/07	$	447,454
	400,000			7.000%,	07/01/11		401,608
	150,000			5.700%,	07/01/13		155,297
	465,000			6.900%,	07/01/16		465,098
	115,000			6.750%,	07/01/20		115,025
	540,000			7.100%,	07/01/24		540,103
	2,235,000			5.900%,	07/01/27		2,292,350
	2,305,000			5.900%,	07/01/27		2,364,285
	1,480,000			5.750%,	07/01/30		1,524,385
	2,940,000			5.375%,	07/01/33		2,997,683
							11,303,288

			Department of Hawaiian Homelands - 2.85%
	900,000			4.050%,	07/01/06		955,620
	1,355,000			4.100%,	07/01/07		1,439,498
	1,465,000			4.250%,	07/01/09		1,545,443
							3,940,561

			Housing Authority Multi-Family
				Mortgage Revenue Bonds - 2.50%
	1,000,000			5.700%,	07/01/18		1,015,240
	2,365,000			6.100%,	07/01/30		2,442,194
							3,457,434

			Public Housing Authority Bonds - 0.19%
	250,000			5.750%,	08/01/04		264,423

			University Faculty Housing - 1.79%
	800,000			5.650%,	10/01/16		868,296
	1,500,000			5.700%,	10/01/25		1,606,815
							2,475,111

			University of Hawaii - Revenue Bonds - 2.96%
	4,000,000			5.125%,	07/15/32		4,093,160













HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2003 (Unaudited)

	Value
	Par Value	(Note 1 (A))
		Honolulu City & County
			Board of Water Supply - 2.59%
$	200,000			5.000%,	07/01/04	$	209,560
	500,000			5.800%,	07/01/16		568,990
	750,000			5.800%,	07/01/21		853,485
	1,890,000			5.250%,	07/01/31		1,960,232
							3,592,267
			Waste & Water System - 0.77%
	1,000,000			5.250%,	07/01/18		1,071,270
			General Obligation Bonds - 0.33%
	100,000			7.300%,	07/01/03		101,438
	200,000			7.350%,	07/01/06		233,992
	105,000			5.500%,	09/01/16		120,112
							455,542
			Halawa Business Park - 0.27%
	365,000			6.600%,	10/15/03		374,315
			Housing Authority Multi-Family
				Mortgage Revenue Bonds
				Hale Pauahi - 0.31%
	415,000			6.800%,	07/01/28		435,547
				Maunakea Apartments - 0.73%
	903,000			5.750%,	11/20/09		1,004,750
				Waipahu Project - 3.19%
	4,200,000			6.900%,	06/20/35		4,413,906
				Sunset Villas - 3.71%
	2,955,000			5.600%,	07/20/21		3,043,207
	2,000,000			5.700%,	07/20/31		2,092,020
							5,135,227













HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2003 (Unaudited)

	Value
	Par Value	(Note 1 (A))
		Kauai County
			General Obligation Bonds - 5.38%
$	410,000			5.850%,	08/01/07	$	470,528
	1,280,000			5.850%,	08/01/07		1,468,966
	250,000			5.900%,	02/01/10		264,878
	250,000			5.900%,	02/01/11		264,878
	295,000			5.900%,	02/01/12		312,555
	595,000			6.250%, 	08/01/19		714,827
	695,000			6.250%, 	08/01/22		834,966
	3,065,000			5.000%,	08/01/25		3,119,092
							7,450,690
			Housing Authority Paanau Project - 1.11%
	1,530,000			7.250%,	04/01/12		1,534,529
		Maui County
			General Obligation Bonds - 2.36%
	235,000			5.750%,	06/01/13		266,314
	500,000			5.300%,	09/01/14		549,375
	500,000			5.000%,	09/01/17		528,795
	1,840,000			5.000%,	03/01/20		1,921,972
							3,266,456
			Kuakini Hawaii Health System - 3.32%
	1,570,000			6.300%, 	07/01/22		1,579,640
	3,000,000			6.375%,	07/01/32		3,011,040
							4,590,680
			Total Hawaii Municipal Bonds (Cost $127,179,979)
	133,831,784





















HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2003 (Unaudited)

	Value
	Par Value	(Note 1 (A))
PUERTO RICO MUNICIPAL BONDS - 0.47%
		Puerto Rico Commonwealth
			Housing Finance Corp.
				Multi-Family Mortgage Revenue Bonds - 0.30%
$	125,000			7.500%,	10/01/15	$	125,650
	285,000			7.500%,	04/01/22		285,276
							410,926

				Single-Family Mortgage Revenue Bonds - 0.17%
	230,000			6.250%,	04/01/29		239,517
				Total Puerto Rico Municipal Bonds (Cost $639,306)
	650,443


VIRGIN ISLANDS MUNICIPAL BONDS - 0.10%
		Virgin Islands
	100,000		Public Finance Authority, Series A - 0.10%
				7.300%, 10/01/18
	132,288
			Total Virgin Islands Municipal Bonds (Cost $99,625)
	132,288

			Total Investments (Cost $127,918,910) (a)	97.22%
	134,614,515
			Other Assets Less Liabilities		2.78%		3,851,680
			Net Assets		100.00%	$	138,466,195

		(a)	 Aggregate cost for federal income tax purposes is
$127,881,432.


At March 31, 2003, unrealized appreciation (depreciation) 	of
securities for federal income tax purposes is as follows:

			Gross unrealized appreciation	 $	6,733,083
			Gross unrealized depreciation	 	-
			Net unrealized appreciation	 $	6,733,083




HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS

March 31, 2003 (Unaudited)

	Value
	Par Value	(Note 1 (A))
HAWAII MUNICIPAL BONDS - 91.49%
		Hawaii State
			Airport Systems Revenue Bonds - 4.59%
	$250,000			5.700%,	07/01/07	 $	268,548
			General Obligation Bonds - 9.55%
	150,000			5.900%,	10/01/06		170,357
	100,000			5.250%,	07/01/12		112,788
	250,000			5.250%,	05/01/13	 	274,580
						 	557,725
			Department of Budget & Finance
				Special Purpose Revenue Bonds
				Citizens Utilities Company - 3.42%
	200,000			6.600%,	07/01/22	 	199,952
				Hawaiian Electric - 1.31%
	75,000			6.550%, 	12/01/22	 	76,862
				Kapiolani Health Care Systems - 5.46%
	200,000			5.500%,	07/01/05		212,512
	100,000			6.400%,	07/01/13	 	106,722
						 	319,234
				The Queen's Health Systems - 3.56%
	200,000			5.200%,	07/01/04	 	208,148
				Wilcox Hospital - 4.39%
	250,000			4.800%,	7/01/04	 	256,590
			Hawaiian Homeland Department - 4.54%
	250,000			4.050%,	07/01/06	 	265,450
			Highway & Transportation Authority - 5.17%
	275,000			5.000%,	07/01/06	 	301,967
			Housing Authority
				Single Family Special Purpose Mortgage
				Revenue Bonds - 10.67%
	300,000			4.800%,	07/01/07		319,755
	295,000			4.650%,	07/01/12	 	303,927
						 	623,682
				Public Housing Authority Bonds - 3.08%
	173,000			5.550%,	07/01/07	 	180,022
			University of Hawaii
				University Revenue Bonds - 5.36%
	300,000			4.300%,	07/15/13	 	313,299






HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2003 (Unaudited)

	Value
	Par Value	(Note 1 (A))
		Honolulu City & County
			Board of Water Supply - 3.58%
	$200,000			5.000%,	07/01/04	 $	209,560
			General Obligation Bonds - 7.00%
	100,000			5.000%,	07/01/06		111,730
	170,000			4.850%, 	02/01/10		184,899
	100,000			5.375%, 	09/01/12	 	112,702
						 	409,331
			Waste System Revenue - 3.92%
	200,000			5.500%,	07/01/11	 	228,882
			Multi-Family Mortgage Purpose Revenue Bond - 3.18%
	167,000			5.750%,	11/20/09	 	185,818
		Kauai County
			General Obligation Bonds - 3.55%
	100,000			4.400%,	08/01/03		101,085
	100,000			4.550%,	08/01/05	 	106,736
						 	207,821
		Maui County
			General Obligation Bonds - 9.16%
	300,000			4.650%,	03/01/07		326,320
	200,000			4.250%, 	03/01/12	 	209,184
						 	535,504
			Total Investments (Cost $5,096,082) (a)	91.49%
	5,348,395
			Other Assets Less Liabilities		8.51%	 	497,691
			Net Assets		100.00%	 $
	5,846,086

		(a)	Aggregate cost for federal income tax purposes is $5,096,082.

At March 31, 2003, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation		$	252,265
			Gross unrealized depreciation			48
					Net unrealized appreciation		$	252,313




HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2003 (Unaudited)

	Municipal	Intermediate

	    Fund    	       Fund

ASSETS
   Investments at market value
     (Identified cost $127,918,910 and $5,096,082
      respectively) (Note 1 (A))	$	134,614,515	 $	5,348,395
   Cash			1,766,263		424,314
   Interest receivable		2,259,336		71,280
   Subscriptions receivable		79,500		417
   Other assets		47,441	 	9,951
        Total assets		138,767,055	 	5,854,357


LIABILITIES
   Distributions payable		153,118		2,697
   Redemptions payable		2,960		3,100
   Management fee payable		58,775		1,999
   Administration fee payable		2,324		-
   Distribution plan payable		17,428		-
   Shareholder servicing fee payable		11,619		-
   Transfer agent fee payable		5,530		313
   Accrued expenses		49,106	 	162
        Total liabilities		300,860	 	8,271
NET ASSETS, INVESTOR CLASS SHARES
   Net assets
   	(Applicable to 12,246,038, 1,112,811 shares outstanding,
		 $.01 par value, 20,000,000 shares authorized)	$	136,858,184	 $
	5,846,086
NET ASSET VALUE, OFFERING AND REPURCHASE
   PRICE PER SHARE	$11.18	$5.25
INSTITUTIONAL CLASS SHARES *
	Net assets
		(Applicable to 143,778 shares outstanding,
		 $.01 par value, 20,000,000 shares authorized)	$	1,608,011
NET ASSET VALUE, OFFERING AND REPURCHASE
   PRICE PER SHARE	$11.18
NET ASSETS
   At March 31, 2003, net assets consisted of:
     Paid-in capital	$	132,103,700	 $	5,596,805
     Undistributed net investment income		55,885		934
     Accumulated net realized loss on investments		(388,995)
	(3,966)
     Net unrealized appreciation		6,695,605	 	252,313
				$	138,466,195	 $	5,846,086
*	Commencement of Operation October 22, 2003.




HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2003 (Unaudited)

	Municipal	Intermediate
	    Fund    	       Fund

INVESTMENT INCOME
   Interest income	 $	3,556,522	 $	106,144

   Expenses
     Management fee (Note 2)		339,263		12,910
     Distribution costs (Notes 2 and 3)		100,477		-
     Transfer agent fees (Note 2)		48,609		1,936
     Shareholder services (Note 2)		66,984		-
     Administration fee (Note 2)		13,396		645
     Accounting fees		47,892		870
     Legal and audit fees		20,095		3,798
     Printing		13,396		323
     Miscellaneous		3,865		477
     Portfolio pricing fee		6,860		134
     Custodian fees		12,067		573
     Insurance		3,350		645
     Registration fees		1,720		323
     Directors fees	 	2,489	 	323
     Total expenses		680,463		22,957
     Fee reductions (Note 5)	 	(14,495)	 	(689)
     Net expenses	 	665,968	 	22,268
        Net investment income	 	2,890,554	 	83,876

NET REALIZED AND UNREALIZED GAIN (LOSS)
	ON INVESTMENTS
   Net realized gain from security transactions		112,046		2,976
   Change in unrealized appreciation of investments	 	(992,625)
	(20,826)
        Net loss on investments	 	(880,579)	 	(17,850)

NET INCREASE IN NET ASSETS
	RESULTING FROM OPERATIONS	 $	2,009,975	 $	66,026




HAWAII MUNICIPAL FUND


STATEMENT OF CHANGES IN NET ASSETS

	For The Six Months Ended	For The Year Ended
	March 31, 2003 (Unaudited)	 September 30, 2002
INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income	 $	2,890,554	 $	5,599,590
     Net realized gain (loss) on investments		112,046		91,824
     Increase (decrease) in unrealized appreciation (depreciation) of
investments	 	(992,625)	 	4,184,801
        Net increase in net assets resulting from operations
	2,009,975		9,876,215
   Distributions to shareholders from:
     Net investment income
        Investor Class ($.23 and $.48 per share, respectively)
	(2,824,389)		(5,551,684)
        Institutional Class ($.22 and $0 per share, respectively*)
	(39,779)		-
   Capital share transactions (a)
     Increase in net assets resulting from capital share transactions
	4,339,679	 	9,185,416
           Total increase in net assets		3,485,486		13,509,947
NET ASSETS
   Beginning of period	 	134,980,709	 	121,470,762
   End of period (including undistributed net invest income of $55,885 and
$29,499, respectively)	 $	138,466,195
	 $	134,980,709

(a)	Summary of capital share activity follows:
		Investor Class			Institutional Class
Investor
Class
	For The Six Months Ended	For The Six
Months Ended	For The Year Ended
	March 31, 2003 (Unaudited)	          March 31, 2003*
	      September 30, 2002
       		Shares             Value	Shares
Value	Shares               Value

    Shares sold		768,426	$	8,544,755		221,816	 $
	2,428,137		1,616,456	 $
	17,615,249
    Shares issued on reinvestment of distributions		177,337
	1,969,358		-  	 	-
	346,741	 	3,783,657
                                       		945,763		10,514,113
	221,816		2,428,137		1,963,197
	21,398,906
    Shares redeemed		(697,634)		(7,736,633)		(78,038)
	(865,938)		(1,120,474)	 	(12,213,490)
       Net increase		248,129	$	2,777,480		143,778	 $
	1,562,199		842,723	 $
	9,185,416
 *	Commencement of operation October 22, 2002



HAWAII INTERMEDIATE FUND


STATEMENT OF CHANGES IN NET ASSETS

	For The Six Months Ended	For The Year Ended
	March 31, 2003 (Unaudited)	 September 30, 2002
INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income	 $	83,876	 $	178,027
     Net realized gain (loss) on investments		2,976		(571)
     Increase (decrease) in unrealized appreciation (depreciation) of
investments	 	(20,826)	 	128,125
        Net increase in net assets resulting from operations		66,026
		305,581
   Distributions to shareholders from:
     Net investment income
        ($.07 and $.16 per share, respectively)		(82,942)
	(178,027)
   Capital share transactions (a)
     Increase (decrease) in net assets resulting from capital share transactions
	 	(482,209)	 	1,274,121
           Total increase (decrease) in net assets		(499,125)
	1,401,675
NET ASSETS
   Beginning of period	 	6,345,211	 	4,943,536
   End of period	 $	5,846,086	 $	6,345,211

(a)	Summary of capital share activity follows:
		 For The Six Months Ended	 For The Year
Ended
		 March 31, 2003 (Unaudited)	    September
30, 2002
       			Shares              Value	Shares
Value

    Shares sold						180,583	$	942,543
	425,469	$
	2,195,419
    Shares issued on reinvestment of distributions
	13,239		69,297		28,068
	145,034
                                       						193,822
		1,011,840		453,537		2,340,453
    Shares redeemed						(285,243)
	(1,494,049)
	(206,200)		(1,066,332)
       Net increase (decrease)						(91,421)	$
	(482,209)		247,337	$
	1,274,121




HAWAII MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)


	INVESTOR CLASS	INSTITUTIONAL CLASS		INVESTOR CLASS
	For The Six	For The Six
	Months Ended	Months Ended
	March 31, 2003	March 31, 2003**
Years
Ended September 30,
	   (Unaudited)   	   (Unaudited)   	2002(b)            2001
2000              1999                1998
Net asset value
   Beginning of period	 $	11.25	 $	10.91	 $	10.89	 $	10.55	 $
	10.68	 $	11.23
$	11.10

Income from investment operations
   Net investment income	.23	.22	.48		.50		.52
	.55		.55
   Net gain (loss) on securities
   	(both realized and unrealized)	 	(.07)	 	.27	 	.36
	.34	 	(.13)	 	(.55)	 	.13
    Total from investment operations	 	.16	 	.49	 	.84
	.84	 	.39	 	-   	 	.68

Less distributions
   Dividends from net investment income	 	(.23)	 	(.22)	 	(.48)
	(.50)	 	(.52)	 	(.55)	 	(.55)
   End of period	 $	11.18	 $	11.18	 $	11.25	 $	10.89	 $	10.55	 $
	10.68
$	11.23
Total return	1.49%	4.60%	7.92%	8.11%	3.79%	(.07)%	6.28%

Ratios/Supplemental Data
   Net assets, end of period (in 000's)	$136,858	$1,608	$134,980
	$121,471	$111,864	$116,449	$112,346

   Ratio of expenses to average net assets (a)	1.00%*	.75%*	1.02%	1.03%
	.98%	.94%
	.89%

   Ratio of net investment income to
   	average net assets	4.26%*	4.51%*	4.42%	4.64%	4.83%	4.88%
	4.90%

Portfolio turnover	6.35%	6.35%	13.06%	22.06%	20.96%	10.83%
	7.35%

  *	Annualized
**	Commenced Operations October 22, 2002

(a)	Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a
custodian arrangement for the Investor Class were .98%, .96%, .94%, .91%, .87%, and .85% for the six
months ended March 31, 2003 and for the years ended September 30, 2002, 2001,
2000, 1999 and 1998,
respectively. Ratio of expense to average net assets after the reduction of custodian fees and other
expenses under a custodian arrangement for the Institutional Class was .73% for the six months ended March
31, 2003.

(b)	As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and
Accounting Guide for Investment Companies and began amortizing market discount
on debt securities.   Had
the Fund not amortized market discount as an adjustment to interest income, the net investment income to
average net assets would have been 4.38%.   Per share and ratios prior to
October 1, 2001 have not been
restated to reflect this change in presentation.




HAWAII INTERMEDIATE FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period


	For The Six
	Months Ended
	March 31, 2003	 _________               Years Ended
September 30,

_(Unaudited)   	2002                 2001                  2000
1999                 1998
Net asset value
   Beginning of period	 $	5.27	 $	5.17	 $	5.01	 $	5.03	 $
	5.18	 $
	5.15

Income from investment operations
   Net investment income		.07		.16		.21		.21
	.22		.22
   Net gain (loss) on securities (both realized and unrealized)	 	(.02)
	.10	 	.16	 	(.02)
	(.14)		.04
    Total from investment operations	 	.05	 	.26	 	.37
	.19	 	.08		.26

Less distributions
   Dividends from net investment income		(.07)		(.16)		(.21)
	(.21)		(.22)
	(.22)
   Distributions from capital gains	 	-  	 	-  	 	-   	 	-
	 	(.01)
	(.01)
      Total distributions	 	(.07)	 	(.16)	 	(.21)	 	(.21)
	(.23)
	(.23)
   End of period	 $	5.25	 $	5.27	 $	5.17	 $	5.01	 $	5.03	 $
	5.18
Total return	.97%	5.15%	7.61%	3.97%	1.51%	5.08%

Ratios/Supplemental Data
   Net assets, end of period (in 000's)	$5,846	$6,345	$4,944
	$4,519	$5,493	$5,911

   Ratio of expenses to average net assets
   	Before expense reimbursements	.71%*	.84%	.88%	.85%	.98%	1.49%
   	After expense reimbursements	.71% (a)*	.74% (a)	.88% (a)	.85% (a)
	.89% (a)	.85%
(a)

   Ratio of net investment income to average net assets
   	Before expense reimbursements	2.60%*	3.15%	4.12%	4.07%	4.07%	3.53%
   	After expense reimbursements	2.60%*	3.15%	4.12%	4.07%	4.18%	4.17%

Portfolio turnover	5.89%	18.29%	19.28%	4.22%	3.32%	14.57%

 *	Annualized

(a)	Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a
custodian arrangement were .69%, .71%, .79%, .77%, .75% and .73% for the six months ended March 31, 2003
and for the years ended September 30, 2002, 2001, 2000, 1999 and 1998, respectively.




HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2003 (Unaudited)

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund and Hawaii Intermediate Fund ("Funds") are each a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end
management company.   Hawaii Municipal Fund is authorized to offer two
Classes of Shares:   Investor Shares and Institutional Shares.   The Classes
offer different distribution charges and shareholder servicing fees which may affect performance.

The investment objective of the Funds is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Funds seek to achieve their objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

The Funds are subject to the risk of price fluctuation of the municipal securities held in their portfolios which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

Since the Funds invest primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives,
and other political and economic developments.   If any such problems arise,
they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported
amounts of income and expenses during the reported period.   Actual results
could differ from those estimates.

    (A)	SECURITY VALUATION
Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

(B)	FEDERAL INCOME TAXES
It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders.
Therefore, no federal income tax provision is required.   At September
30, 2002, the Hawaii Municipal Fund had an unused capital loss carryforward of $543,526 of which, $158,125 expires in 2004, $29,000 expires in 2005, $190,181 expires in 2008, $94,114 expires in 2009 and
$72,106 expires in 2010.   At September 30, 2002, the Hawaii
Intermediate Fund had an unused capital loss carryforward of $7,623 of which $1,252 expires in 2009 and $6,371 expires in 2010.

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2003 (Unaudited)

(C)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
         SHAREHOLDERS
		Security transactions are recorded on the trade date.   Interest
income
is recorded on the accrual basis.   Bond discounts and premiums are
amortized using the interest method.   Distributions to shareholders are
declared daily and reinvested or paid in cash monthly.


(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

First Pacific Corporation ("FPC") provides the Funds with management and administrative services pursuant to a management agreement and
administrative services agreement.   In accordance with the terms of the
management agreement and the administrative services agreement, FPC receives compensation at the annual rate of .50% and up to .05% of each Fund's average daily net assets, respectively.

The Funds' distributor, First Pacific Securities, Inc. ("FPS"), a wholly-owned subsidiary of FPC, received $100,477 and $0 for costs incurred in connection with the sale of Hawaii Municipal Fund's shares and Hawaii Intermediate Fund's shares, respectively (See Note 3).

First Pacific Recordkeeping, Inc. ("FPR"), a wholly-owned subsidiary of FPC,
serves as the transfer agent for the Funds.   In accordance with the terms
of the transfer agent agreement, FPR receives compensation at the annual
rate of .06% of each Fund's average daily net assets.   FPR also provides
the Hawaii Municipal Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these services FPR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of average daily net assets.

Certain officers and directors of the Funds are also officers of FPC, FPS and FPR.


(3)	DISTRIBUTION COSTS

The Funds' Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Funds may incur certain costs, which may not exceed .25% per annum of the Funds' average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds.


(4)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities aggregated $11,529,400 and $8,493,613,
respectively, for the Hawaii Municipal Fund.   Purchases and sales of
securities for the Hawaii Intermediate Fund aggregated $569,747 and $298,600, respectively.

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2003 (Unaudited)

(5)	CUSTODY CREDITS

Under an agreement with the Custodian Bank, custodian fees are paid by credits for cash balances. Any remaining credits are used to offset expenses
of other vendors and service providers.   During the six months ended March
31, 2003, such reductions amounted to $14,495 and $689 for the Hawaii
Municipal Fund and the Hawaii Intermediate Fund, respectively.   Credits
used to offset expenses were as follows:

	 Municipal	Intermediate
	      Fund
Fund

		Custody	 $	8,512	 $	405
		Accounting		3,170		150
		Pricing	 	2,813	 	134
			 $	14,495	 $	689

INVESTMENT MANAGER
First Pacific Corporation
2756 Woodlawn Drive, Suite #6-201
Honolulu, Hawaii  96822-1856


DISTRIBUTOR
First Pacific Securities, Inc.
2756 Woodlawn Drive, Suite #6-201
Honolulu, Hawaii  96822-1856


CUSTODIAN
Union Bank of California, N.A.
475 Sansome Street, 15th Floor
San Francisco, California  94111


LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania  19103-6996


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
Tait, Weller & Baker
1818 Market Street, Suite #2400
Philadelphia, Pennsylvania  19103-2108


TRANSFER AGENT
First Pacific Recordkeeping, Inc.
2756 Woodlawn Drive, Suite #6-201
Honolulu, Hawaii  96822-1856